Notes Payable - Schedule of Notes Payable (Details) (IMAC Regeneration Center of St Louis, LLC) (Parenthetical) - USD ($)	Aug. 01, 2016	May 04, 2016	Sep. 30, 2018	Jun. 01, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable			$ 4,213,325			$ 614,084	$ 500,000
Notes Payable [Member]
Notes payable				$ 379,676
Debt instrument interest rate				10.00%
IMAC Regeneration Center of St. Louis, LLC [Member]
Notes payable					$ 251,544	264,388	314,375
IMAC Regeneration Center of St. Louis, LLC [Member] | Notes Payable [Member]
Notes payable	$ 131,400	$ 200,000			$ 113,789	$ 116,525	$ 127,134
Debt instrument installments payment	$ 1,394	$ 3,881
Debt instrument interest rate	5.00%	4.25%
Debt instrument maturity date	Jul. 01, 2026	May 04, 2021